ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2017
ALLOWANCE FOR DOUBTFUL ACCOUNTS.
ALLOWANCE FOR DOUBTFUL ACCOUNTS
4. ALLOWANCE FOR DOUBTFUL ACCOUNTS

An analysis of the allowance for doubtful accounts receivable for the years ended December 31, 2015, 2016 and 2017 is as follows:

	For the years ended December 31,
	2015	2016	2017
Balance, beginning of the year	5,969,648	7,611,244	9,159,321
Provision for doubtful accounts	1,641,596	1,548,077	5,288,403
Balance, end of the year	7,611,244	9,159,321	14,447,724